SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Allowance for doubtful accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Allowance for doubtful accounts
Allowance for doubtful accounts	$ 0	$ 0
Reserve for Policy Cancellations
Allowance for cancellation	$ 0